Consolidated Statements of Cash Flows - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Operating loss	kr (421,943)	kr (524,456)	kr (379,720)
Adjustments for non-cash items	61,260	66,676	15,465
Interest received	3,553	102	1,912
Interest paid	(35,252)	(5,432)	(393)
Income taxes paid	(7,392)	(3,949)	(528)
Cash flow used in operating activities before changes in working capital	(399,774)	(467,058)	(363,264)
Cash flow from changes in working capital
Changes in inventory	(2,758)	(949)
Changes in operating receivables	(91,878)	(11,712)	8,033
Changes in operating liabilities	183,056	18,131	46,050
Cash flow used in operating activities	(311,354)	(461,588)	(309,181)
Investing activities
Acquisition of a subsidiary, net of cash acquired			(172,602)
Purchase of equipment	(2,512)	(6,588)
Investments in non-current financial assets	(2,633)	(1,686)	(5)
Purchase of intangible assets		(16,066)
Cash flow used in investing activities	(5,144)	(24,340)	(172,607)
Financing activities
New share issue		324,000	891,388
Costs attributable to new share issue		(20,909)	(95,937)
Issuance of treasury shares	236
Repurchase of treasury shares	(236)
Exercise of warrants	95,121		59,251
Purchase of non-controlling interests		(49,303)	(82,172)
Contribution from non-controlling interests		2,282
New borrowings	491,745	199,524
Costs attributable to new loans	(1,260)	(14,858)
Repayment of lease liabilities	(9,615)	(5,575)	(3,972)
Cash flow from financing activities	575,990	435,162	768,558
Net increase/(decrease) in cash	259,493	(50,766)	286,770
Cash at beginning of the year	955,507	996,304	753,540
Exchange-rate difference in cash	34,094	9,969	(44,006)
Cash at the end of the year	kr 1,249,094	kr 955,507	kr 996,304